Income Taxes - Schedule of Effective Tax Rate and the Statutory Income Tax Rate (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Effective Tax Rate and The Statutory Income Tax Rate [Abstract]
Loss before provision for income taxes and before loss from equity method investments	¥ (36,479)	$ (5,217)	¥ (64,187)	¥ (3,364)
Income tax benefit computed at an applicable tax rate of 25%			(16,047)	(841)
Non-deductible expenses related to share-based compensation			2,833	6,431
Non-deductible expenses on debt waive for the dissolved HK subsidiaries				18,868
Non-taxable gain related to disposal gain on subsidiaries				(28,198)
Non-taxable gain on dissolution of HK subsidiaries				(23,071)
Effect of other non-deductible items			403	5,136
Effect of preferential tax rate			2,328	(30,497)
Effect of income tax rate difference in other jurisdictions			(11,594)	(2,054)
Effect of change in tax rate				18,907
Prior year true up			(50,922)	(41,372)
Change in valuation allowance			79,368	84,972
Total	¥ 93	$ 13	¥ 6,369	¥ 8,281